Income Taxes	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

7. Income Taxes.

Fiscal 2018 net income included $3,444,000 due to a deferred tax benefit resulting from revaluing the company’s net deferred tax liabilities per the Tax Cuts and Jobs Act of 2017. As the Company has a September 30 fiscal year-end, the lower corporate income tax rate was phased in, resulting in a U.S. statutory federal rate of approximately 24.28% for our fiscal year ending September 30, 2018, and 21% for fiscal years 2019 and 2020. The effective tax rate including the effect of state income taxes, but not including excess tax benefits from stock option exercises was 30.5% for fiscal 2018 and 27.5% for fiscal 2019 and 2020. The tax rate for any year could be higher due to the impact of net worth taxes, permanent differences, and penalties and interest on lower than projected book income.

The provision for or benefit from income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2020	2019	2018
Current:
Federal	$952	227	865
State	280	92	304
	1,232	319	1,169
Deferred	(1,142)	311	(4,091)

Total	$90	630	(2,922)

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2020	2019	2018
Amount computed at statutory
Federal rate	$75	474	532
State income taxes (net of Federal
income tax benefit)	14	146	131
Excess tax benefits from stock option exercises	—	—	(170)
Gain on rate change due to Tax Cut and Jobs
Act of 2017	—	—	(3,444)
Other, net	1	10	29
Provision for income taxes	$90	630	(2,922)

In this reconciliation, the category “Other, net” consists of changes in permanent tax differences related to non-deductible expenses, goodwill tax amortization, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2020	2019
Deferred tax liabilities:
Property and equipment	$6,303	7,178
Prepaid expenses	520	624
Gross deferred tax liabilities	6,823	7,802
Deferred tax assets:
Insurance liabilities	711	599
Employee benefits and other	1,024	966
Gross deferred tax assets	1,735	1,565
Net deferred tax liability	$5,088	6,237

The Company has no unrecognized tax benefits.

Tax returns in the U.S. and various states are subject to audit by taxing authorities. As of September 30, 2020, the earliest tax year that remains open for audit in the Unites States is 2015. We do not have any material unpaid assessments.